SHORT-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short Term Investments [Member]
SHORT-TERM INVESTMENTS
Investments, interest income	$ 0	¥ 894	¥ 5,712